Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
The Company anticipates the estimated useful lives of its assets by class to be generally as follows:

Buildings	25-40 years
Building Improvements	5-20 years
Land Improvements	15-25 years
Tenant Improvements	Shorter of estimated useful life or remaining contractual lease term
Tenant origination and absorption cost	Remaining contractual lease term
In-place lease valuation	Remaining contractual lease term with consideration as to below-market extension options for below-market leases

Schedule of organizational and offering costs incurred
The Company has incurred organizational and offering costs, including those due to the Advisor for organizational and offering expenses incurred on the Company's behalf, as follows:

	December 31, 2014	December 31, 2013
Cumulative offering costs - Private and Public Offerings	$130,553	$53,915
Cumulative organizational costs - Private and Public Offerings	$811	$552
Organizational and offering costs advanced by and due to the Advisor (1)	$—	$280

(1)	As of December 31, 2013, these amounts were included in the Due to affiliates balance on the consolidated balance sheets.

Schedule of carrying values and estimated fair values of financial instruments
The Company determined that the mortgage debt valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place debt, and there were no transfers into and out of fair value measurement levels during the years ended December 31, 2014 and 2013.

	Year Ended December 31, 2014		Year Ended December 31, 2013
	Fair Value	Carrying Value	Fair Value	Carrying Value
Plainfield	$20,994	$19,638	$21,214	$19,958
Emporia Partners	4,434	4,108	4,669	4,442
LTI (1)	32,742	32,128	33,388	32,822
TransDigm (2)	6,748	6,576	6,889	6,712
Ace Hardware (3)	26,424	23,648	—	—
Midland Mortgage Loan	105,155	105,600	100,049	105,600
AIG Loan	122,062	110,640	—	—

(1)	The carrying value does not include the debt premium of $0.1 million and $0.2 million as of December 31, 2014 and 2013, respectively.

(2)	The carrying value does not include the debt premium of $0.1 million as of December 31, 2014 and 2013.

(3)	The carrying value does not include the debt premium of $1.7 million as of December 31, 2014.